Fair Value Measurements (Tables) - Chardan Healthcare Acquisition 2 Corp. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of fair value hierarchy of the valuation inputs
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2021
Assets
Investments held in Trust Account:
Money Market investments	$86,254,797	$86,254,797	$—	$—
Liabilities
Warrant liability – Private Placement Warrants	$3,745,000	$—	$—	$3,745,000
December 31, 2020
Assets
Investments held in Trust Account:
Money Market investments	$86,247,631	$86,247,631	$—	$—
Liabilities
Warrant liability – Private Placement Warrants	$4,025,000	$—	$—	$4,025,000

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$86,247,631

Schedule of significant unobservable inputs used in the modified Black-Scholes model
The significant unobservable inputs used in the Black-Scholes model to measure the warrant liability that is categorized within Level 3 of the fair value hierarchy are as follows:

	As of June 30, 2021	As of December 31, 2020
Stock price	$9.96	$10.20
Strike price	$11.50	$11.50
Probability of completing a Business Combination	100.0%	88.0%
Dividend yield	—%	—%
Term (in years)	3.8	4.3
Volatility	19.8%	20.6%
Risk-free rate	0.63%	0.29%
Fair value of warrants	$1.07	$1.15

Schedule of changes in fair value on recurring basis
The following table provides a summary of the changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Warrant Liabilities
Fair value as of December 31, 2020	$4,025,000
Change in fair value of warrant liabilities	(280,000)
Fair value as of June 30, 2021	$3,745,000